Taxes	12 Months Ended
Mar. 31, 2026
Taxes [Abstract]
TAXES

22. TAXES

Income tax

Cayman Islands

The Cayman Islands currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciations and there is no taxation in the nature of inheritance tax or estate duty. There are no other taxes likely to be material to the Company levied by the Government of the Cayman Islands save for certain stamp duties which may be applicable, from time to time, on certain instruments.

BVI

Reitar Logtech Engineering Limited and Reitar Capital Partners Limited are incorporated in the BVI and are not subject to tax on income or capital gains under current BVI law. In addition, upon payments of dividends by these entities to their shareholders, no BVI withholding tax will be imposed.

Hong Kong

Kamui Development Group Limited, Kamui Cold Chain Engineering & Service Limited, Kamui Construction & Engineering Group Limited and Kamui Logistics Automation System Limited, Reitar Logtech Group Limited, Reitar Cold Chain Limited, Reitar Properties Leasing Limited, Reithub Consulting Limited, Reitar Asset Management Limited, Cogen Advisory Limited, Cogen Investment (WS) Limited and Winner Logistics Network Limited are incorporated in Hong Kong and are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. From year of assessment of 2019/2020 onwards, Hong Kong profits tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. Under Hong Kong tax law, all the above-mentioned Hong Kong companies are exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Significant components of the income tax expenses are as follows:

	Years ended March 31,
	2024	2025	2026	2026
	HK$	HK$	HK$	US$
Current:
Hong Kong	5,806,012	6,431,499	5,308,729	677,134
Deferred tax credit	—	—	(3,490,029)	(445,157)
Total income tax expenses	5,806,012	6,431,499	1,818,700	231,977

The following table reconciles Cayman Islands statutory rates to the effective tax rate:

	Years ended March 31,
	2024	2025	2026
Income tax rate in the Cayman Islands, permanent tax holiday	0.0%	0.0%	0.0%
Hong Kong statutory income tax rate	16.5%	16.5%	(16.5)%
Income not taxable	—	(6.9)%	(1.8)%
Expenses not deductible	—	—	8.8%
Over (under) provision of prior year	—	(0.3)%	0.7%
Tax concession	(0.7)%	(2.0)%	(0.1)%
Tax loss not recognized	—	—	2.1%
Change in valuation allowance (note (a))	7.0%	65.2%	8.0%
Effective tax rate	22.8%	72.5%	1.2%

Note:

(a)	Change in valuation allowance represents valuation allowance of deferred tax assets recorded for the years ended March 31, 2024, 2025 and 2026 from certain subsidiaries of the Company in Hong Kong.

Deferred tax

The deferred tax assets which are principally comprised of net operating losses. The deferred tax assets consist of the following components:

	As of March 31,
	2024	2025	2026	2026
	HK$	HK$	HK$	US$
Deferred tax assets	2,350,700	4,128,600	6,718,269	856,922
Valuation allowance	(2,350,700)	(4,128,600)	(3,591,044)	(458,041)
Net deferred tax assets	—	—	3,127,225	398,881

Movements of valuation allowance were as follows:

	For the years ended March 31,
	2024	2025	2026	2026
	HK$	HK$	HK$	US$
Balance, beginning of the year	(1,437,150)	(2,350,700)	(4,128,600)	(526,607)
Additions	(913,550)	(1,777,900)	(1,062,373)	(135,507)
Deconsolidation of subsidiaries	—	—	1,599,929	204,073
Balance, end of the year	(2,350,700)	(4,128,600)	(3,591,044)	(458,041)

As of March 31, 2024, 2025 and 2026, the Company had HK$14,246,600, HK$25,021,900 and HK$40,716,791 (US$5,193,468) of net operating loss carryforwards available to reduce future taxable income, respectively. All the net operating loss will carryforwards indefinitely.

During the years ended March 31, 2024, 2025 and 2026, the Company recognized valuation allowances of HK$913,550, HK$1,777,900 and HK$1,062,373 (US$135,507), respectively, against its deferred tax assets. Management determined that, except for the tax losses of HK$18,952,883 (US$2,417,460) attributable to the Company’s major subsidiary, the other tax losses were more likely than not to be unrecoverable. Accordingly, the Company recorded a 100% valuation allowance against those deferred tax assets for the years ended March 31, 2024, 2025 and 2026.

 The deferred tax liabilities which are principally comprised of valuation allowance of customer relationship. The deferred tax liabilities consist of the following components:

	As of March 31,
	2024	2025	2026	2026
	HK$	HK$	HK$	US$
Valuation allowance	—	—	(3,990,843)	(509,036)
Deferred tax liabilities	—	—	(3,990,843)	(509,036)

Movements of valuation allowance were as follows:

	For the years ended March 31,
	2024	2025	2026	2026
	HK$	HK$	HK$	US$
Balance, beginning of the year	—	—	—	—
Acquisition from business combination	—	—	4,353,647	555,312
Credit to profit or loss	—	—	(362,804)	(46,276)
Deferred tax liabilities	—	—	3,990,843	509,036

As of March 31, 2024, 2025 and 2026, the Company recognized the valuation allowance of HK$4,353,647 (US$555,312) from the customer relationships acquired in a business combination in May 2025.